Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions
Related Party Transactions

	2011		2012		2013
	(In millions of Korean Won)
Sales to related parties	~~W~~	29,110	~~W~~	30,061	~~W~~	18,562
Purchases from related parties		2,139		3,312		1,212
Amounts due from related parties		3,573		2,657		1,773
Amounts due to related parties		6,373		6,699		5,756